Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location - AUD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	$ 25,709,406	$ 21,808,945	$ 7,317,678
Australia [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	968	562,500
US [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	20,910,964	4,599,618
Malaysia [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	832,170
Canada [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	708,117
Hong Kong [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets		1,946,263	262,626
China [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets		4,138,043	2,139,605
Korea [Member]
Revenue and Segment Information (Details) - Schedule of non-current assets by geographic location [Line Items]
Non-current assets	$ 3,257,187	$ 10,562,521	$ 4,915,447